PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Beginning Balance	$ 181,847	$ 120,353
Addition	0	65,105
Reversal	(16,631)	0
Exchange rate difference	(4,067)	(3,611)
Ending Balance	$ 161,149	$ 181,847